Debt - Schedule of Net Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Net Debt [Line Items]
Beginning balance	$ 38,809	$ 43,542
Cash flow	1,868	(11,309)
Lease additions	3,973	5,846
Other movements	1,234	550
Currency translation differences and foreign exchange (gains)/losses	(197)	180
End balance	45,687	38,809
Current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	11,630	9,931
Cash flow	(11,799)	(9,653)
Lease additions	840	763
Other movements	8,067	10,909
Currency translation differences and foreign exchange (gains)/losses	390	(320)
End balance	9,128	11,630
Non-current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	65,448	71,610
Cash flow	2,651	35
Lease additions	3,133	5,083
Other movements	(6,783)	(10,040)
Currency translation differences and foreign exchange (gains)/losses	2,066	(1,240)
End balance	66,515	65,448
Derivative financial instruments
Disclosure Of Net Debt [Line Items]
Beginning balance	841	775
Cash flow	1,256	(594)
Lease additions
Other movements	(50)	(319)
Currency translation differences and foreign exchange (gains)/losses	(1,787)	979
End balance	260	841
Cash and cash equivalents
Disclosure Of Net Debt [Line Items]
Beginning balance	(39,110)	(38,774)
Cash flow	9,760	(1,097)
Lease additions
Other movements	0	0
Currency translation differences and foreign exchange (gains)/losses	(866)	761
End balance	$ (30,216)	$ (39,110)